Segment Information - Revenues of Business Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014 segment	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting [Abstract]
Number of business segments	2
Segment Reporting Information [Line Items]
Gross premium written	$ 468,473	$ 330,689	$ 1,114,615	$ 688,302
Net written premium	418,556	147,004	986,041	319,520
Change in unearned premium	(27,090)	7,546	(236,723)	(12,814)
Net earned premium	391,466	154,550	749,318	306,706
Ceding commission income (primarily related parties)	1,557	24,735	6,927	49,992
Service and fee income	38,486	31,406	75,192	58,668
Loss and loss adjustment expense	255,604	98,669	480,951	201,871
Acquisition costs and other underwriting expenses	74,418	32,222	148,791	62,432
General and administrative expenses	77,059	68,412	153,258	135,221
Total underwriting expenses	407,081	199,303	783,000	399,524
Underwriting income (loss)	24,428	11,388	48,437	15,842
Net investment income	11,321	7,181	20,535	13,654
Net realized gain (losses) on investments	0	(751)	0	947
Other revenue	100	0	107	16
Equity in earnings (losses) of unconsolidated subsidiaries	(2,610)	487	(1,487)	(324)
Interest expense	(2,519)	(573)	(3,112)	(916)
Provision for income taxes	(424)	(3,782)	(7,760)	(7,553)
Net Income (Loss) Attributable to Noncontrolling Interest	38	0	6	(44)
Net income (loss) attributable NGHC	30,334	13,950	56,726	21,622
Property and Casualty
Segment Reporting Information [Line Items]
Gross premium written	407,863	321,438	1,014,471	671,736
Net written premium	358,096	137,823	886,094	303,029
Change in unearned premium	3,527	7,546	(197,252)	(12,813)
Net earned premium	361,623	145,369	688,842	290,216
Ceding commission income (primarily related parties)	1,557	24,735	6,927	49,992
Service and fee income	23,389	20,363	45,062	41,413
Loss and loss adjustment expense	231,008	93,205	440,438	189,178
Acquisition costs and other underwriting expenses	61,440	25,505	117,213	51,186
General and administrative expenses	64,715	61,620	128,236	125,445
Total underwriting expenses	357,163	180,330	685,887	365,809
Underwriting income (loss)	29,406	10,137	54,944	15,812
Net investment income	0	0	0	0
Net realized gain (losses) on investments		0		0
Other revenue	0		0	0
Equity in earnings (losses) of unconsolidated subsidiaries	0	0	0	0
Interest expense	0	0	0	0
Provision for income taxes	0	0	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	0		0	0
Net income (loss) attributable NGHC	29,406	10,137	54,944	15,812
Accident and Health
Segment Reporting Information [Line Items]
Gross premium written	60,610	9,251	100,144	16,566
Net written premium	60,460	9,181	99,947	16,491
Change in unearned premium	(30,617)	0	(39,471)	(1)
Net earned premium	29,843	9,181	60,476	16,490
Ceding commission income (primarily related parties)	0	0	0	0
Service and fee income	15,097	11,043	30,130	17,255
Loss and loss adjustment expense	24,596	5,464	40,513	12,693
Acquisition costs and other underwriting expenses	12,978	6,717	31,578	11,246
General and administrative expenses	12,344	6,792	25,022	9,776
Total underwriting expenses	49,918	18,973	97,113	33,715
Underwriting income (loss)	(4,978)	1,251	(6,507)	30
Net investment income	0	0	0	0
Net realized gain (losses) on investments		0		0
Other revenue	0		0	0
Equity in earnings (losses) of unconsolidated subsidiaries	0	0	0	0
Interest expense	0	0	0	0
Provision for income taxes	0	0	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	0		0	0
Net income (loss) attributable NGHC	(4,978)	1,251	(6,507)	30
Corporate and Other
Segment Reporting Information [Line Items]
Gross premium written	0	0	0	0
Net written premium	0	0	0	0
Change in unearned premium	0	0	0	0
Net earned premium	0	0	0	0
Ceding commission income (primarily related parties)	0	0	0	0
Service and fee income	0	0	0	0
Loss and loss adjustment expense	0	0	0	0
Acquisition costs and other underwriting expenses	0	0	0	0
General and administrative expenses	0	0	0	0
Total underwriting expenses	0	0	0	0
Underwriting income (loss)	0	0	0	0
Net investment income	11,321	7,181	20,535	13,654
Net realized gain (losses) on investments		(751)		947
Other revenue	100		107	16
Equity in earnings (losses) of unconsolidated subsidiaries	(2,610)	487	(1,487)	(324)
Interest expense	(2,519)	(573)	(3,112)	(916)
Provision for income taxes	(424)	(3,782)	(7,760)	(7,553)
Net Income (Loss) Attributable to Noncontrolling Interest	38	0	6	(44)
Net income (loss) attributable NGHC	$ 5,906	$ 2,562	$ 8,289	$ 5,780